Equity (Details) - USD ($)				1 Months Ended	12 Months Ended
	Mar. 31, 2023	Feb. 04, 2022	Mar. 24, 2021	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 24, 2026	Sep. 24, 2023	Jun. 01, 2022
Equity [Line Items]
Ordinary shares issued					7,999,216	7,999,216
Ordinary shares outstanding					7,878,501	7,999,216
Pre-funded units		4,244,048			24,491
Exercise price of per share (in Dollars per share)					$ 3.06				$ 7.9888
Gross proceeds (in Dollars)		$ 15,101,508
Underwriting discounts (in Dollars)		1,336,875				$ 2,101,875	$ 179,913
Other offering costs (in Dollars)		1,386,608
Preferred stock issued					489,812
Preferred stock outstanding					489,812
Due to shareholders					489,812
Warrants issued					185,023
Provision amount (in Dollars)						412,299
Fair value of the warrants (in Dollars)						$ 60,454	77,551
Repurchase ordinary share amount (in Dollars)										$ 1,000,000
Shares repurchase	120,715
Shares repurchased aggregate amount (in Dollars)	$ 119,536
Percentage of ordinary shares issued	1.50%
Percentage of ordinary shares outstanding	1.50%
Average price of per share (in Dollars per share)	$ 0.987
Aggregate gross proceeds (in Dollars)		$ 17,824,992	$ 1,500,000				$ 1,045,793
Converted ordinary shares			489,812
Allocated warrants (in Dollars)					$ 274,294
Percentage of gross proceeds					5.00%
Stockholder's equity reverse share split, description					the Company’s general meeting of shareholders approved a reverse share split of the Ordinary Shares and the Preferred Shares, at a ratio of 4:1 (four-to-one), so that holders of Ordinary Shares and Preferred Shares will receive one Ordinary share and one Preferred share, respectively, for every four Ordinary Shares and Preferred Shares held as of such date rounded to the nearest number (with 0.5 share rounded up), and to adopt an amendment to the Company’s Articles of Association to effectuate such reverse stock split.
IPO [Member]
Equity [Line Items]
Units issued		3,690,477
Unit,description					each consisting of one Ordinary share and one Warrant to purchase one Ordinary share
Pre-funded units		10,000
IPO price (in Dollars per share)		$ 4.2
Exercise price of per share (in Dollars per share)		$ 5.25			$ 5.25
Sale of stock		65,247
IPO Price (in Dollars per share)		$ 4.199
Shares issued		488,324
Gross proceeds (in Dollars)		$ 17,824,992
Net proceeds (in Dollars)		15,101,509
Underwriting discounts (in Dollars)		1,336,875
Other offering costs (in Dollars)		$ 1,386,608
Private Placement [Member]
Equity [Line Items]
Sale of stock			489,812
Placement Agent Services [Member]
Equity [Line Items]
Underwriting discounts (in Dollars)					$ 75,000
Warrant [Member]
Equity [Line Items]
Underwriting discounts (in Dollars)					$ 28,194
Pre-Funded Unit [Member] | IPO [Member]
Equity [Line Items]
Pre-funded units		478,324
IPO price (in Dollars per share)		$ 4.199
Exercise price of per share (in Dollars per share)		$ 0.001
Pre-funded warrants issued		488,324
Pre-Funded Unit [Member] | Warrant [Member]
Equity [Line Items]
Exercise price of per share (in Dollars per share)		$ 0.001
Over-Allotment Option [Member] | IPO [Member]
Equity [Line Items]
Pre-funded units		543,571
Exercise price of per share (in Dollars per share)		$ 0.001
Over-Allotment Option [Member] | Warrant [Member]
Equity [Line Items]
Exercise price of per share (in Dollars per share)		4.198
Representative's Warrants [Member]
Equity [Line Items]
IPO to purchase					185,023
Warrants issued (in Dollars)					$ 199,825
Representative's Warrants [Member] | IPO [Member]
Equity [Line Items]
Exercise price of per share (in Dollars per share)		$ 5.25
Pre-funded warrants issued		185,023
Advisor Warrants at $0.0004 [Member]
Equity [Line Items]
Exercise price of per share (in Dollars per share)					$ 0.0004
Pre-funded warrants issued					180,409
Advisor Warrants [Member]
Equity [Line Items]
Exercise price of per share (in Dollars per share)					$ 4.2
Pre-funded warrants issued				180,409	400,472
Warrants issued (in Dollars)					$ 695,685
Provision amount (in Dollars)					$ 75,000
Advisors to shares				180,356
IPO Warrants [Member]
Equity [Line Items]
Exercise price of per share (in Dollars per share)					$ 4.2
Pre-funded warrants issued					145,506
Fair value of the warrants (in Dollars)					$ 183,338
Forecast [Member]
Equity [Line Items]
Exercise price of per share (in Dollars per share)								$ 6.1248